EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments
Carrying value of joint ventures	$ 19,438	$ 20,428
Carrying value of associates	281	336
Investments in joint ventures and associates	19,719	20,764	$ 22,698
Other
Investments
Carrying value of associates	$ 281	$ 336
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership	16.00%	23.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership	31.00%	31.00%
Canary Wharf Joint Venture
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 3,440	$ 3,578
Manhattan West, New York
Investments
Proportion of ownership interests/voting rights held by the partnership	56.00%	56.00%
Carrying value of joint ventures	$ 2,122	$ 1,918
Ala Moana Center, Hawaii
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 1,862	$ 1,946
BPYU JV Pool A
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 1,723	$ 1,882
BPYU JV Pool B
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
Carrying value of joint ventures	$ 1,121	$ 1,366
Fashion Show, Las Vegas
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 835	$ 832
BPYU JV Pool C
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 692	$ 777
Grace Building
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 676	$ 716
BPYU JV Pool D
Investments
Proportion of ownership interests/voting rights held by the partnership	48.00%	48.00%
Carrying value of joint ventures	$ 548	$ 649
Southern Cross East, Melbourne
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 433	$ 466
The Grand Canal Shoppes, Las Vegas
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 416	$ 414
One Liberty Plaza, New York
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
Carrying value of joint ventures	$ 382	$ 409
680 George Street, Sydney
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 375	$ 340
The Mall in Columbia, Maryland
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 298	$ 282
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
Carrying value of joint ventures	$ 257	$ 283
Postdame Platz, Berlin
Investments
Proportion of ownership interests/voting rights held by the partnership	25.00%	25.00%
Carrying value of joint ventures	$ 255	$ 225
BPYU JV Pool F
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
Carrying value of joint ventures	$ 253	$ 278
BPYU JV Pool G
Investments
Proportion of ownership interests/voting rights held by the partnership	68.00%	68.00%
Carrying value of joint ventures	$ 251	$ 254
Baybrook Mall, Texas
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
Carrying value of joint ventures	$ 251	$ 332
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (“Brazil Retail”)
Investments
Proportion of ownership interests/voting rights held by the partnership	46.00%	46.00%
Carrying value of joint ventures	$ 251	$ 335
Shops at La Cantera, Texas
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 249	$ 249
Miami Design District, Florida
Investments
Proportion of ownership interests/voting rights held by the partnership	22.00%	22.00%
Carrying value of joint ventures	$ 238	$ 252
Other
Investments
Carrying value of joint ventures	$ 2,510	$ 2,645
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership	14.00%	14.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership	55.00%	55.00%
Atlantis Paradise Island Resort
Investments
Carrying value of joint ventures	$ 38